Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information
Entity Registrant Name	TRANSCANADA PIPELINES LTD
Entity Central Index Key	0000099070
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	871,760,696
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY